DEFERRED CHARGES AND OTHER ASSETS, NET - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Catalyst, net	$ 132.7	$ 124.3
Amortization expense	256.8	207.2	$ 144.0
Indefinitely-Lived Precious Metal [Member]
Catalyst, net	$ 74.5	$ 73.1